Prepaid Expenses and Other Current Assets (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Prepaid Expenses and Other Current Assets
Prepaid expenses		$ 543,148	$ 551,689
Good Dermatology receivable			448,098
Leased facility security deposit		231,901
Capitalized commission cost, net		509,326
Other		79,787	137,952
Total prepaid expenses and other current assets	$ 4,226,079	$ 1,364,162	$ 1,137,739